Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Inventories [Abstract]
Schedule of inventories

As at December 31	2021	2020
Finished commercial product available-for-sale	$2,345	$4,032
Finished retail pharmacy product available for sale	266	216
Unfinished product and packaging materials	718	891

	$3,329	$5,139